U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

November 12, 2021

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Trust for Professional Managers (the “Trust”)
Securities Act Registration No: [ ] - [ ]
Investment Company Registration No: 811-10401
Convergence Long/Short Equity Fund

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for filing a registration statement on Form N-14. The Registration Statement contains a Prospectus that provides information about the acquisition of the assets and liabilities of the Convergence Long/Short Equity Fund (the “Target Fund”), a series of the Trust, by the Convergence Long/Short Equity ETF (the “Acquiring Fund”), a separate series of the Trust organized as an exchange-traded fund and existing solely as a shell fund (the “Reorganization”).

The Trust is a Delaware statutory trust, and, under applicable corporate law and the charter documents of the Trust, no shareholder vote is required in connection with the Reorganization. Further, no shareholder vote is required by Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”) because (1) there are no material differences between the investment advisory agreement for the Target Fund and the investment advisory agreement for the Acquiring Fund; (2) the Target Fund and Acquiring Fund have the same disinterested trustees; (3) no policy of the Target Fund that could not be changed without a vote of a majority of its outstanding voting securities under Section 13 of the 1940 Act is materially different from a policy of the Acquiring Fund; and (4) the Target Fund and Acquiring Fund do not pay any distribution fees.

Please contact the undersigned at (859) 466-1566 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Benjamin V. Mollozzi
Benjamin V. Mollozzi
For U.S. Bank Global Fund Services

cc:
Christopher Cahlamer, Godfrey & Kahn, S.C.